Annual Total Returns - Fidelity Advisor Freedom® 2055 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2055 Fund - Class A	Jul. 13, 2021
Bar Chart Table:
Annual Return 2012	14.81%
Annual Return 2013	22.02%
Annual Return 2014	5.24%
Annual Return 2015	(1.05%)
Annual Return 2016	8.19%
Annual Return 2017	21.36%
Annual Return 2018	(8.54%)
Annual Return 2019	26.36%
Annual Return 2020	17.18%